Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000055529 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[1],[2]
C000055529 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1],[2]
C000055529 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[1],[2]
C000055529 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%	[1],[2]
C000055529 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[1],[2]
C000055529 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[1],[2]
C000055529 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[1],[2]
C000055529 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1],[2]
C000055529 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	6.40%	[2]
C000055529 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.60%	[2]
C000055529 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	4.80%	[2]
C000055529 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	4.70%	[2]
C000055529 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.50%	[2]
C000055529 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
C000055529 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
C000055529 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
C000055529 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.40%	[2]
C000055529 [Member] | QATAR
Holdings [Line Items]
Percent of Total Investments	3.30%	[2]
C000069477 [Member] | Canada Country [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[3]
C000069477 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%	[3],[4]
C000069477 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%	[3],[4]
C000069477 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[3],[4]
C000069477 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[3],[4]
C000069477 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[3],[4]
C000069477 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%	[3]
C000069477 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%	[3]
C000069477 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	7.70%	[3]
C000069477 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%	[3]
C000069477 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.30%	[3]
C000069477 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.20%	[3]
C000069477 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%	[3]
C000069477 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	4.60%	[3]
C000069477 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%	[3]
C000069478 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%	[5],[6]
C000069478 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[5],[6]
C000069478 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[5],[6]
C000069478 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%	[5],[6]
C000069478 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[5],[6]
C000069478 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.30%	[6]
C000069478 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.60%	[6]
C000069478 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	9.40%	[6]
C000069478 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%	[6]
C000069478 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.30%	[6]
C000069478 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.80%	[6]
C000069478 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%	[6]
C000069478 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	4.60%	[6]
C000069478 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.60%	[6]
C000069478 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Total Investments	4.60%	[6]
C000102031 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[7]
C000102031 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	83.30%	[7]
C000102031 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000102031 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%	[7],[8]
C000102031 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[7],[8]
C000102031 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%	[7],[8]
C000102031 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[7],[8]
C000102031 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[7],[8]
C000102031 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[7],[8]
C000110079 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%	[9]
C000110079 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%	[9]
C000110079 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[9]
C000110079 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9]
C000110079 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[9]
C000110079 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%	[9]
C000110079 [Member] | Thirty To 35 Years [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[9]
C000110079 [Member] | Thirty Five To 40 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[9]
C000110079 [Member] | More than 40 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[9]
C000110079 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[9],[10]
C000110079 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%	[9],[10]
C000110079 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[9],[10]
C000110079 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9],[10]
C000110079 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%	[9],[10]
C000110080 [Member] | Government National Mortgage Association 2 00 02 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[11]
C000110080 [Member] | Government National Mortgage Association 2 00 12 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[11]
C000110080 [Member] | Government National Mortgage Association 5 50 05 15 54 [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[11]
C000110080 [Member] | Government National Mortgage Association 2 50 08 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[11]
C000110080 [Member] | Government National Mortgage Association 5 50 04 20 53 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[11]
C000110080 [Member] | Government National Mortgage Association 2 50 07 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[11]
C000110080 [Member] | Government National Mortgage Association 2 50 05 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000110080 [Member] | Government National Mortgage Association 2 50 08 20 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[11]
C000110080 [Member] | Government National Mortgage Association 2 00 01 20 52 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[11]
C000110080 [Member] | Government National Mortgage Association 2 00 02 20 52 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[11]
C000110080 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[11]
C000110080 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[11]
C000110080 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[11]
C000110080 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[11]
C000110080 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	77.50%	[11]
C000110080 [Member] | Thirty To 35 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[11]
C000110081 [Member] | Anheuser Busch Companies LLC Anheuser Busch InBev Worldwide Inc 4 90 02 01 46 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[12]
C000110081 [Member] | Pfizer Investment Enterprises Pte Ltd 5 30 05 19 53 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000110081 [Member] | Anheuser Busch Companies LLC Anheuser Busch InBev Worldwide Inc 4 70 02 01 36 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000110081 [Member] | AbbVie Inc 3 20 11 21 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000110081 [Member] | Pfizer Investment Enterprises Pte Ltd 4 75 05 19 33 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000110081 [Member] | Anheuser Busch InBev Worldwide Inc 4 75 01 23 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000110081 [Member] | AbbVie Inc 4 25 11 21 49 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000110081 [Member] | Wells Fargo And Co 5 01 04 04 51 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[12]
C000110081 [Member] | Microsoft Corp 2 92 03 17 52 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[12]
C000110081 [Member] | Comcast Corp 4 15 10 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[12]
C000110081 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%	[12]
C000110081 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[12]
C000110081 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[12]
C000110081 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[12]
C000110081 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[12]
C000119711 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[13],[14]
C000119711 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13],[14]
C000119711 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%	[13],[14]
C000119711 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[13],[14]
C000119711 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[13],[14]
C000119711 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[13],[14]
C000119711 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[13],[14]
C000119711 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[13],[14]
C000119711 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[13],[14]
C000119711 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%	[14]
C000119711 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%	[14]
C000119711 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[14]
C000119711 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[14]
C000119711 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[14]
C000119711 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[14]
C000119711 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[14],[15]
C000119711 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[14],[15]
C000119711 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[14],[15]
C000131291 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[16]
C000131291 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[16]
C000131291 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[16]
C000131291 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[16]
C000131291 [Member] | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[16]
C000131291 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[16]
C000131291 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[16],[17]
C000131291 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[16],[17]
C000131291 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%	[16],[17]
C000131291 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	41.80%	[16],[17]
C000131291 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[16],[17]
C000131291 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[16],[17]
C000131292 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[18]
C000131292 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%	[18]
C000131292 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[18]
C000131292 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[18],[19]
C000131292 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[18],[19]
C000131292 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	46.20%	[18],[19]
C000131292 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	40.40%	[18],[19]
C000131292 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[18],[19]
C000131292 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[18],[19]
C000137225 [Member] | U S Treasury Floating Rate Note 4 48 10 31 26 [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[20]
C000137225 [Member] | U S Treasury Floating Rate Note 4 42 04 30 26 [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[20]
C000137225 [Member] | U S Treasury Floating Rate Note 4 40 07 31 25 [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[20]
C000137225 [Member] | U S Treasury Floating Rate Note 4 44 10 31 25 [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[20]
C000137225 [Member] | U S Treasury Floating Rate Note 4 45 07 31 26 [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[20]
C000137225 [Member] | U S Treasury Floating Rate Note 4 37 01 31 27 [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[20]
C000137225 [Member] | U S Treasury Floating Rate Note 4 52 01 31 26 [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[20]
C000137225 [Member] | U S Treasury Floating Rate Note 4 41 04 30 27 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[20]
C000137225 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%	[20]
C000137225 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%	[20]
C000152180 [Member] | Visa Inc 3 15 12 14 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[21]
C000152180 [Member] | AbbVie Inc 3 60 05 14 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[21]
C000152180 [Member] | Microsoft Corp 3 13 11 03 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[21]
C000152180 [Member] | CVS Health Corp 3 88 07 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[21]
C000152180 [Member] | Pfizer Investment Enterprises Pte Ltd 4 65 05 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[21]
C000152180 [Member] | Morgan Stanley 4 00 07 23 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[21]
C000152180 [Member] | Hewlett Packard Enterprise Co 4 90 10 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[21]
C000152180 [Member] | Shell International Finance BV 3 25 05 11 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[21]
C000152180 [Member] | Comcast Corp 3 95 10 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[21]
C000152180 [Member] | Citigroup Inc 4 40 06 10 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[21]
C000152180 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[22]
C000152180 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[22]
C000152180 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%	[22]
C000152180 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%	[22]
C000152180 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[22]
C000152180 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[22]
C000152180 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[22]
C000153287 [Member] | Alibaba Group Holding Ltd 0 50 06 01 31 [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[23]
C000153287 [Member] | MicroStrategy Inc 12 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[23]
C000153287 [Member] | Ford Motor Co 03 15 26 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[23]
C000153287 [Member] | MicroStrategy Inc 03 01 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[23]
C000153287 [Member] | PG And E Corp 4 25 12 01 27 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[23]
C000153287 [Member] | MicroStrategy Inc 0 63 09 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[23]
C000153287 [Member] | Western Digital Corp 3 00 11 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[23]
C000153287 [Member] | MicroStrategy Inc 0 63 03 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[23]
C000153287 [Member] | JD com Inc 0 25 06 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[23]
C000153287 [Member] | Uber Technologies Inc Series 2028 0 88 12 01 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[23]
C000153287 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[23]
C000153287 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%	[23]
C000153287 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[23]
C000153287 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[23]
C000161648 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[24]
C000161648 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.90%	[24]
C000161648 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.50%	[24]
C000161648 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.70%	[24]
C000161648 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%	[24]
C000161648 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.10%	[24]
C000161648 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.40%	[24]
C000161648 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.70%	[24]
C000161648 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.60%	[24]
C000161648 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	18.30%	[24]
C000161648 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[24]
C000161648 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	80.50%	[24]
C000170245 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[25]
C000170245 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%	[25]
C000170245 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%	[25]
C000170245 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[25]
C000170245 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[25]
C000170245 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[25]
C000170245 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[25],[26]
C000170245 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[25],[26]
C000170245 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%	[25],[26]
C000170245 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%	[25],[26]
C000170245 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[25],[26]
C000170245 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[25],[26]
C000170247 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[27]
C000170247 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%	[27]
C000170247 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%	[27]
C000170247 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[27]
C000170247 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[27]
C000170247 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[27]
C000170247 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[27],[28]
C000170247 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[27],[28]
C000170247 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	63.60%	[27],[28]
C000170247 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[27],[28]
C000170247 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[27],[28]
C000170247 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[27],[28]
C000173141 [Member] | Boeing Co The 2 20 02 04 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[29]
C000173141 [Member] | AbbVie Inc 2 95 11 21 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[29]
C000173141 [Member] | Microsoft Corp 2 40 08 08 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[29]
C000173141 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 2 45 10 29 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[29]
C000173141 [Member] | Wells Fargo And Co 3 00 04 22 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[29]
C000173141 [Member] | Wells Fargo And Co 3 00 10 23 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[29]
C000173141 [Member] | Apple Inc 3 25 02 23 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[29]
C000173141 [Member] | Pfizer Investment Enterprises Pte Ltd 4 45 05 19 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[29]
C000173141 [Member] | Morgan Stanley 3 13 07 27 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[29]
C000173141 [Member] | Morgan Stanley 3 88 01 27 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[29]
C000173141 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[30]
C000173141 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[30]
C000173141 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%	[30]
C000173141 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%	[30]
C000173141 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[30]
C000173141 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[30]
C000173141 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[30]
C000191091 [Member] | Citigroup Inc 4 45 09 29 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000191091 [Member] | Warnermedia Holdings Inc 3 76 03 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000191091 [Member] | T Mobile USA Inc 3 75 04 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000191091 [Member] | Microsoft Corp 3 30 02 06 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000191091 [Member] | Amazon.com Inc 3 15 08 22 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[31]
C000191091 [Member] | Goldman Sachs Group Inc The 3 85 01 26 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[31]
C000191091 [Member] | Broadcom Corp Broadcom Cayman Finance Ltd 3 88 01 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[31]
C000191091 [Member] | Morgan Stanley 3 63 01 20 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[31]
C000191091 [Member] | Verizon Communications Inc 4 13 03 16 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[31]
C000191091 [Member] | Oracle Corp 3 25 11 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[31]
C000191091 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[32]
C000191091 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[32]
C000191091 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%	[32]
C000191091 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%	[32]
C000191091 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[32]
C000191091 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[32]
C000191091 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[32]
C000194633 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[33]
C000194633 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	62.10%	[33]
C000194633 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%	[33]
C000194633 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[33]
C000194633 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[33]
C000194633 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[33]
C000194633 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[33],[34]
C000194633 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%	[33],[34]
C000194633 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%	[33],[34]
C000194633 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[33],[34]
C000194633 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[33],[34]
C000194633 [Member] | Ca [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[33],[34]
C000196720 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[35]
C000196720 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%	[35]
C000196720 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%	[35]
C000196720 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[35]
C000196720 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[35]
C000196720 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[35]
C000196720 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[35],[36]
C000196720 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[35],[36]
C000196720 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[35],[36]
C000196720 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[35],[36]
C000196720 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[35],[36]
C000196720 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[35],[36]
C000196720 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[35],[36]
C000196720 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[35],[36]
C000196720 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[35],[36]
C000204503 [Member] | Comcast Corp 4 15 10 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[37]
C000204503 [Member] | CVS Health Corp 4 30 03 25 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[37]
C000204503 [Member] | Pfizer Investment Enterprises Pte Ltd 4 45 05 19 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[37]
C000204503 [Member] | Cigna Group The 4 38 10 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[37]
C000204503 [Member] | Verizon Communications Inc 4 33 09 21 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[37]
C000204503 [Member] | Amgen Inc 515 03 02 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[37]
C000204503 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 3 00 10 29 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[37]
C000204503 [Member] | RTX Corp 4 13 11 16 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[37]
C000204503 [Member] | Morgan Stanley 3 59 07 22 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[37]
C000204503 [Member] | UBS AG Stamford CT 7 50 02 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[37]
C000204503 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[38]
C000204503 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[38]
C000204503 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%	[38]
C000204503 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%	[38]
C000204503 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[38]
C000204503 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[38]
C000204503 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[38]
C000204721 [Member] | Medline Borrower LP 3 88 04 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[39]
C000204721 [Member] | Quikrete Holdings Inc 6 38 03 01 32 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[39]
C000204721 [Member] | Directv Financing LLC Directv Financing Co Obligor Inc 5 88 08 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[39]
C000204721 [Member] | Venture Global LNG Inc 9 50 02 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[39]
C000204721 [Member] | Intelsat Jackson Holdings SA 6 50 03 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[39]
C000204721 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[39]
C000204721 [Member] | EMRLD Borrower LP Emerald Co Issuer Inc 6 63 12 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[39]
C000204721 [Member] | TransDigm Inc 6 38 03 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[39]
C000204721 [Member] | Carnival Corp 5 75 03 01 27 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[39]
C000204721 [Member] | DaVita Inc 4 63 06 01 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[39]
C000204721 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[39]
C000204721 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%	[39]
C000204721 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%	[39]
C000204721 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[39]
C000204721 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[39]
C000204721 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[39]
C000205645 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[40]
C000205645 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%	[40]
C000205645 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%	[40]
C000205645 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[40]
C000205645 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[40]
C000205645 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[40]
C000205645 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[40],[41]
C000205645 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[40],[41]
C000205645 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%	[40],[41]
C000205645 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%	[40],[41]
C000205645 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[40],[41]
C000205645 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[40],[41]
C000211404 [Member] | Ally Financial Inc 5 75 11 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[42]
C000211404 [Member] | Viasat Inc 5 63 09 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[42]
C000211404 [Member] | PennyMac Financial Services Inc 5 38 10 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[42]
C000211404 [Member] | United Wholesale Mortgage LLC 5 50 11 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[42]
C000211404 [Member] | Melco Resorts Finance Ltd 4 88 06 06 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[42]
C000211404 [Member] | Ladder Capital Finance Holdings LLLP Ladder Capital Finance Corp 5 25 10 01 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[42]
C000211404 [Member] | Rithm Capital Corp 6 25 10 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[42]
C000211404 [Member] | Kohl s Corp 4 25 07 17 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[42]
C000211404 [Member] | DPL Inc 4 13 07 01 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[42]
C000211404 [Member] | Penske Automotive Group Inc 3 50 09 01 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[42]
C000211404 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[43]
C000211404 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%	[43]
C000211404 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[43]
C000211404 [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[43]
C000211404 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[43]
C000211404 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[43]
C000211404 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[43]
C000214263 [Member] | AbbVie Inc 3 20 11 21 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[44]
C000214263 [Member] | Anheuser Busch InBev Worldwide Inc 4 75 01 23 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[44]
C000214263 [Member] | Verizon Communications Inc 4 02 12 03 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[44]
C000214263 [Member] | Centene Corp 4 63 12 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[44]
C000214263 [Member] | AT And T Inc 4 35 03 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[44]
C000214263 [Member] | Fiserv Inc 3 50 07 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[44]
C000214263 [Member] | AbbVie Inc 4 80 03 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[44]
C000214263 [Member] | Wells Fargo And Co 4 15 01 24 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[44]
C000214263 [Member] | Bristol Myers Squibb Co 3 40 07 26 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[44]
C000214263 [Member] | International Business Machines Corp 3 50 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[44]
C000214263 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[45]
C000214263 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[45]
C000214263 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%	[45]
C000214263 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%	[45]
C000214263 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[45]
C000214263 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[45]
C000214263 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[45]
C000219751 [Member] | T Mobile USA Inc 3 88 04 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[46]
C000219751 [Member] | Boeing Co The 5 15 05 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[46]
C000219751 [Member] | Deutsche Telekom International Finance BV 8 75 06 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[46]
C000219751 [Member] | British Telecommunications PLC 9 63 12 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[46]
C000219751 [Member] | AT And T Inc 4 30 02 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[46]
C000219751 [Member] | Pfizer Investment Enterprises Pte Ltd 4 65 05 19 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[46]
C000219751 [Member] | Pacific Gas and Electric Co 4 55 07 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[46]
C000219751 [Member] | Oracle Corp 2 95 04 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[46]
C000219751 [Member] | Amgen Inc 5 25 03 02 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[46]
C000219751 [Member] | HCA Inc 3 50 09 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[46]
C000219751 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[47]
C000219751 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[47]
C000219751 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%	[47]
C000219751 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%	[47]
C000219751 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[47]
C000219751 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[47]
C000219751 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[47]
C000222633 [Member] | OneMain Finance Corp 7 13 03 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[48]
C000222633 [Member] | Walgreens Boots Alliance Inc 3 45 06 01 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[48]
C000222633 [Member] | Air Canada 3 88 08 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[48]
C000222633 [Member] | Rocket Mortgage LLC Rocket Mortgage Co Issuer Inc 2 88 10 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[48]
C000222633 [Member] | Newell Brands Inc 5 20 04 01 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[48]
C000222633 [Member] | Vistra Operations Co LLC 5 50 09 01 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[48]
C000222633 [Member] | Royal Caribbean Cruises Ltd 5 50 08 31 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[48]
C000222633 [Member] | Block Inc 2 75 06 01 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[48]
C000222633 [Member] | IQVIA Inc 5 00 10 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[48]
C000222633 [Member] | Trivium Packaging Finance BV 5 50 08 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[48]
C000222633 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%	[49]
C000222633 [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%	[49]
C000222633 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[49]
C000222633 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[49]
C000222633 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[49]
C000228040 [Member] | Verizon Communications Inc 2 55 03 21 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[50]
C000228040 [Member] | Orange SA 9 00 03 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[50]
C000228040 [Member] | Oracle Corp 2 88 03 25 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[50]
C000228040 [Member] | AT And T Inc 2 75 06 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[50]
C000228040 [Member] | Broadcom Inc 2 45 02 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[50]
C000228040 [Member] | Amazon com Inc 2 10 05 12 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[50]
C000228040 [Member] | Cisco Systems Inc 4 95 02 26 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[50]
C000228040 [Member] | Walt Disney Co The 2 65 01 13 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[50]
C000228040 [Member] | T Mobile USA Inc 3 50 04 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[50]
C000228040 [Member] | Ally Financial Inc 8 00 11 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[50]
C000228040 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[51]
C000228040 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[51]
C000228040 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[51]
C000228040 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%	[51]
C000228040 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[51]
C000228040 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[51]
C000228040 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[51]
C000228465 [Member] | Directv Financing LLC Directv Financing Co Obligor Inc 5 88 08 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[52]
C000228465 [Member] | Carnival Corp 5 75 03 01 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[52]
C000228465 [Member] | DISH Network Corp 11 75 11 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[52]
C000228465 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 5 13 05 01 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[52]
C000228465 [Member] | Mauser Packaging Solutions Holding Co 7 88 04 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[52]
C000228465 [Member] | TransDigm Inc 5 50 11 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[52]
C000228465 [Member] | SS And C Technologies Inc 5 50 09 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[52]
C000228465 [Member] | Clarios Global LP Clarios U S Finance Co 8 50 05 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[52]
C000228465 [Member] | Rakuten Group Inc 11 25 02 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[52]
C000228465 [Member] | CHS Community Health Systems Inc 5 63 03 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[52]
C000228465 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[53]
C000228465 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%	[53]
C000228465 [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%	[53]
C000228465 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[53]
C000228465 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[53]
C000228465 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[53]
C000236812 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[54],[55],[56]
C000236812 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[54],[56]
C000236812 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	66.60%	[54],[56]
C000236812 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000236812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236812 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000236814 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[57],[58]
C000236814 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%	[57],[58]
C000236814 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%	[57],[58]
C000236814 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[57],[58]
C000236814 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[57],[58]
C000236814 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000236814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236814 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000236816 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[59],[60],[61]
C000236816 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[59],[60],[61]
C000236816 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[59],[60],[61]
C000236816 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%	[59],[60],[61]
C000236816 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[59],[60],[61]
C000236816 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[59],[60],[61]
C000236816 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000236816 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236816 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000237776 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[62],[63]
C000237776 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[62],[63]
C000237776 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[62],[63]
C000237776 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%	[62],[63]
C000237776 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[62],[63]
C000237776 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[62],[63]
C000237776 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[62],[63]
C000237776 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[62],[63]
C000237776 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	5.30%	[63]
C000237776 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.00%	[63]
C000237776 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.90%	[63]
C000237776 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	4.40%	[63]
C000237776 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.70%	[63]
C000237776 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.90%	[63]
C000237776 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.00%	[63]
C000237776 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	5.50%	[63]
C000237776 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.10%	[63]
C000237776 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.00%	[63]
C000247831 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[64],[65]
C000247831 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[64],[65]
C000247831 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[64],[65]
C000247831 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[64],[65]
C000247831 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[64],[65]
C000247831 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[64],[65]
C000247831 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[64],[65]
C000247831 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[64],[65]
C000247831 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[64],[65]
C000247831 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[64],[65]
C000247831 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[64],[65]
C000247831 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000247831 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247831 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000247832 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[66],[67]
C000247832 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[66],[67]
C000247832 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[66],[67]
C000247832 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[66],[67]
C000247832 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[66],[67]
C000247832 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[66],[67]
C000247832 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[66],[67]
C000247832 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[66],[67]
C000247832 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[66],[67]
C000247832 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[66],[67]
C000247832 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[66],[67]
C000247832 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000247832 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247832 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000249959 [Member] | Panther Escrow Issuer LLC 7 13 06 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[68]
C000249959 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 25 02 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[68]
C000249959 [Member] | UKG Inc 6 88 02 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[68]
C000249959 [Member] | Allied Universal Holdco LLC 7 88 02 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[68]
C000249959 [Member] | Carvana Co 14 00 06 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[68]
C000249959 [Member] | Windstream Services LLC Windstream Escrow Finance Corp 8 25 10 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[68]
C000249959 [Member] | Boost Newco Borrower LLC 7 50 01 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[68]
C000249959 [Member] | Venture Global LNG Inc 8 38 06 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[68]
C000249959 [Member] | Directv Financing LLC Directv Financing Co Obligor Inc 10 00 02 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[68]
C000249959 [Member] | JetBlue Airways Corp JetBlue Loyalty LP 9 88 09 20 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[68]
C000249959 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[69]
C000249959 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%	[69]
C000249959 [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%	[69]
C000249959 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[69]
C000249959 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[69]
C000249959 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[69]
C000249960 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[70]
C000249960 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[71]
C000249960 [Member] | Standard & Poor's, AA+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[71]
C000249960 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[71]
C000249960 [Member] | Standard & Poor's, AA- Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[71]
C000249960 [Member] | Standard & Poor's, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[71]
C000249960 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[71]
C000249960 [Member] | Standard & Poor's, A- Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[71]
C000249960 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[71]
C000249960 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[71]
C000249960 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[70]
C000249960 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[70]
C000249960 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[70]
C000249960 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[70]
C000249960 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[70]
C000249960 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[70]
C000249960 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[70]
C000249960 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[70]
C000249960 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[70]
C000249960 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[71]
C000249961 [Member] | AbbVie Inc 5 05 03 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[72]
C000249961 [Member] | Broadcom Inc 3 47 04 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[72]
C000249961 [Member] | AT And T Inc 5 40 02 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[72]
C000249961 [Member] | Bristol Myers Squibb Co 5 20 02 22 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[72]
C000249961 [Member] | Cisco Systems Inc 5 05 02 26 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[72]
C000249961 [Member] | Boeing Co The 6 53 05 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[72]
C000249961 [Member] | Meta Platforms Inc 4 75 08 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[72]
C000249961 [Member] | Kroger Co The 5 00 09 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[72]
C000249961 [Member] | Citibank NA 5 57 04 30 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[72]
C000249961 [Member] | Hewlett Packard Enterprise Co 5 00 10 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[72]
C000249961 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[73]
C000249961 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[73]
C000249961 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%	[73]
C000249961 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%	[73]
C000249961 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[73]
C000249961 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[73]
C000249961 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[73]
C000249962 [Member] | U S Treasury Inflation Indexed Bond 1 88 07 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%	[74]
C000249962 [Member] | U S Treasury Inflation Indexed Bond 1 75 01 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[74]
C000249962 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%	[75]
C000249962 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[75]
C000250196 [Member] | U S Treasury Note Bond 4 38 05 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%	[76]
C000250196 [Member] | U S Treasury Note Bond 4 25 11 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%	[76]
C000250196 [Member] | U S Treasury Note Bond 4 00 02 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[76]
C000250196 [Member] | U S Treasury Note Bond 3 88 08 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[76]
C000250196 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%	[77]
C000250196 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[77]
C000250197 [Member] | U S Treasury Note Bond 4 63 05 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[78]
C000250197 [Member] | U S Treasury Note Bond 4 50 02 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[78]
C000250197 [Member] | U S Treasury Note Bond 4 13 08 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[78]
C000250197 [Member] | U S Treasury Note Bond 4 63 11 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[78]
C000250197 [Member] | U S Treasury Note Bond 3 00 11 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[78]
C000250197 [Member] | U S Treasury Note Bond 3 13 08 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[78]
C000250197 [Member] | U S Treasury Note Bond 3 63 02 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[78]
C000250197 [Member] | U S Treasury Note Bond 3 38 05 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[78]
C000250197 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%	[79]
C000250197 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[79]
C000250199 [Member] | U S Treasury Note Bond 4 63 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%	[80]
C000250199 [Member] | U S Treasury Note Bond 4 50 11 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[80]
C000250199 [Member] | U S Treasury Note Bond 4 25 08 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[80]
C000250199 [Member] | U S Treasury Note Bond 4 25 02 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[80]
C000250199 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%	[81]
C000250199 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[81]

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[5]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[6]	Excludes money market funds.
[7]	Excludes money market funds.
[8]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[9]	Excludes money market funds.
[10]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[11]	Excludes money market funds.
[12]	Excludes money market funds.
[13]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[14]	Excludes money market funds.
[15]	Rounds to less than 0.1%.
[16]	Excludes money market funds.
[17]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[18]	Excludes money market funds.
[19]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[20]	Excludes money market funds.
[21]	Excludes money market funds.
[22]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[23]	Excludes money market funds.
[24]	Excludes money market funds.
[25]	Excludes money market funds.
[26]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[27]	Excludes money market funds.
[28]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[29]	Excludes money market funds.
[30]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[31]	Excludes money market funds.
[32]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[33]	Excludes money market funds.
[34]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[35]	Excludes money market funds.
[36]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[37]	Excludes money market funds.
[38]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[39]	Excludes money market funds.
[40]	Excludes money market funds.
[41]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[42]	Excludes money market funds.
[43]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[44]	Excludes money market funds.
[45]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[46]	Excludes money market funds.
[47]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[48]	Excludes money market funds.
[49]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[50]	Excludes money market funds.
[51]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[52]	Excludes money market funds.
[53]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[54]	Excludes money market funds.
[55]	Rounds to less than 0.01%.
[56]	The underlying fund is iShares 20+ Year Treasury Bond ETF.
[57]	Excludes money market funds.
[58]	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
[59]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[60]	Excludes money market funds.
[61]	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
[62]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[63]	Excludes money market funds.
[64]	Excludes money market funds.
[65]	The underlying fund is iShares Russell 2000 ETF.
[66]	Excludes money market funds.
[67]	The underlying fund is iShares Core S&P 500 ETF.
[68]	Excludes money market funds.
[69]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[70]	Excludes money market funds.
[71]	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[72]	Excludes money market funds.
[73]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[74]	Excludes money market funds.
[75]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[76]	Excludes money market funds.
[77]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[78]	Excludes money market funds.
[79]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[80]	Excludes money market funds.
[81]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.